Michael J. Cuggino, President

May 31, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Permanent Portfolio Family of Funds, Inc.
Registration No. 002-75661
File No. 811-3379
Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies on behalf of Permanent Portfolio Family of Funds, Inc. (“Registrant”):

(1)  that the form of Prospectus and Statement of Additional Information used with respect to each series of the Registrant do not differ from those contained in Post-Effective Amendment No. 40 to the Registrant’s Registration Statement (“Amendment No. 40”); and

(2)  that Amendment No. 40 was filed electronically.

Respectively submitted,

/s/ Michael J. Cuggino
     Michael J. Cuggino

cc:	Deborah O’Neal Johnson
Office of Disclosure and Review

R. Darrell Mounts
K&L Gates LLP

Yoon Choo
K&L Gates LLP

Permanent Portfolio Family of Funds, Inc. • 600 Montgomery Street, Suite 4100, San Francisco, California 94111
(415) 398-8000 • www.permanentportfoliofunds.com • Distributed by Quasar Distributors, LLC